Share-based payments - Additional Information (Detail) £ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($) award shares	Dec. 31, 2018 GBP (£) award £ / shares shares	Dec. 31, 2017 USD ($) award shares	Dec. 31, 2017 GBP (£) award shares	Dec. 31, 2016 USD ($) award shares
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Share based payment cost | $	$ 27		$ 21		$ 17
Weighted average share price at exercise date | £		£ 45.838		£ 38.047
System Fund [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Share based payment cost | $	11		6		6
Administrative expenses [member] | Exceptional items [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Share based payment cost | $	$ 1		$ 2		$ 0
Maximum [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
IHG share price | £ / shares		£ 49.66
Minimum [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
IHG share price | £ / shares		39.48
Closing [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
IHG share price | £ / shares		£ 42.37
Annual Performance Plan [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of shares awarded to employees	176,000	176,000	235,000	235,000	336,000
Annual Performance Plan one-off awards | shares	48,771	48,771	79,471	79,471	103,071
Long Term Incentive Plan [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of shares awarded to employees	784,119	784,119	805,045	805,045	1,355,721
Vesting period of share awards	3 years	3 years
LTIP Restricted stock units [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of shares awarded to employees	527,000	527,000	525,000	525,000	467,000
LTIP Performance-related awards [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of shares awarded to employees	257,000	257,000	280,000	280,000	889,000